DERIVATIVE LIABILITY (Tables)	9 Months Ended
Feb. 28, 2023
Derivative Liability
Schedule of derivative liabilities

	February 28, 2023		May 31, 2022
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$296,000	$40,000	$40,000

Convertible note payable issued April 5, 2017, due on demand (W)	29,000	66,156	29,000	43,500

Convertible note payable issued April 5, 2017, due on demand (X)	21,500	49,047	21,500	32,250

Convertible note payable issued December 1, 2017, due on demand (BB)	50,000	–	50,000	33,333

Convertible note payable issued December 1, 2017, due on demand (CC)	50,000	–	50,000	33,333

Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	259,000	35,000	35,000

Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	62,942	8,506	8,506

Convertible note payable issued November 30, 2020, due on November 30, 2021 (SS)	154,764	154,795	154,764	1,392,875

Convertible note payable issued June 4, 2021, due on June 4, 2022 (VV)	170,212	157,061	170,212	1,176,766

Convertible note payable issued August 27, 2021, due on August 27, 2022 (WW)	14,000	76,462	14,000	21,538

Convertible note payable issued June 10, 2022, due on June 10, 2023 (AA)	38,880	158,570	–	–

Convertible note payable issued November 4, 2022, due on November 4, 2023 (C)	30,555	256,662	–	–

Totals	$642,417	$1,536,695	$572,982	$2,817,101

Schedule of derivative liability by Lender

	February 28, 2023	May 31, 2022

Lender A	$154,795	$1,392,874
Lender B	453,061	1,176,765
Lender C	415,233	–
Lender D	398,403	65,044
5 other lenders	115,203	182,418

Total	$1,536,695	$2,817,101